Borrowings and Debt Securities - Local Debt Securities and Foreign Debt Securities (Details)
€ in Thousands, kr in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions
	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 SEK (kr)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 AUD ($)
Local Debt securities
Debt Instruments [Line Items]
Notional amount	₩ 92,728,931	₩ 97,658,931
Less: Discount on debt securities	(51,149)	(54,826)
Less: Current portion of debt securities	(22,621,584)	(23,141,584)
Add: Current portion of discount on debt securities	2,124	4,712
Total	₩ 70,058,322	74,467,233
Electricity Bonds
Debt Instruments [Line Items]
Borrowings, maturity	2025.01.03 ~ 2052.04.21
Notional amount	₩ 63,960,000	67,730,000
Electricity Bonds | Minimum
Debt Instruments [Line Items]
Borrowings, interest rate	1.43%		1.43%	1.43%	1.43%	1.43%	1.43%
Electricity Bonds | Maximum
Debt Instruments [Line Items]
Borrowings, interest rate	5.99%		5.99%	5.99%	5.99%	5.99%	5.99%
Corporate bonds
Debt Instruments [Line Items]
Borrowings, maturity	2025.01.10 ~ 2054.06.28
Notional amount	₩ 28,727,353	29,887,353
Corporate bonds | Minimum
Debt Instruments [Line Items]
Borrowings, interest rate	1.28%		1.28%	1.28%	1.28%	1.28%	1.28%
Corporate bonds | Maximum
Debt Instruments [Line Items]
Borrowings, interest rate	10.00%		10.00%	10.00%	10.00%	10.00%	10.00%
Corporate bonds
Debt Instruments [Line Items]
Borrowings, maturity	2041.05.25 ~ 2043.09.15
Notional amount	₩ 41,578	41,578
Corporate bonds | Minimum
Debt Instruments [Line Items]
Borrowings, interest rate	1.71%		1.71%	1.71%	1.71%	1.71%	1.71%
Corporate bonds | Maximum
Debt Instruments [Line Items]
Borrowings, interest rate	3.78%		3.78%	3.78%	3.78%	3.78%	3.78%
Foreign Debt securities
Debt Instruments [Line Items]
Notional amount	₩ 19,328,927	16,316,069
Less: Discount on debt securities	(132,690)	(128,259)
Add: Premium on foreign debt securities		263
Less: Current portion of debt securities	(4,286,883)	(1,539,855)
Add: Current portion of discount on debt securities	4,976	2,464
Less: Current portion of premium on foreign debt securities		(263)
Total	₩ 14,914,330	₩ 14,650,419
FY-96
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	1996.04.01~1996.12.06	1996.04.01~1996.12.06
Notional amount	₩ 409,690	₩ 359,357	$ 278,701					$ 278,701
FY-96 | Minimum
Debt Instruments [Line Items]
Borrowings, maturity	2026.12.01	2026.12.01
Borrowings, interest rate	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
FY-96 | Maximum
Debt Instruments [Line Items]
Borrowings, maturity	2096.04.01	2096.04.01
Borrowings, interest rate	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%
FY-97
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	1997.01.31~1997.08.04	1997.01.31~1997.08.04
Notional amount	₩ 462,634	₩ 405,796	$ 314,717					$ 314,717
FY-97 | Minimum
Debt Instruments [Line Items]
Borrowings, maturity	2027.02.01	2027.02.01
Borrowings, interest rate	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%
FY-97 | Maximum
Debt Instruments [Line Items]
Borrowings, maturity	2027.08.01	2027.08.01
Borrowings, interest rate	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
FY-04
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2004.04.23	2004.04.23
Borrowings, maturity	2034.04.23	2034.04.23
Borrowings, interest rate	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%
Notional amount	₩ 421,772	₩ 369,955	$ 286,920					$ 286,920
FY-14
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2014.07.30	2014.07.30
Borrowings, maturity	2029.07.30	2029.07.30
Borrowings, interest rate	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%
Notional amount	₩ 147,000	₩ 128,940	$ 100,000					$ 100,000
FY-15
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2015.06.15	2015.06.15
Borrowings, maturity	2025.06.15	2025.06.15
Borrowings, interest rate	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Notional amount	₩ 441,000	₩ 386,820	$ 300,000					$ 300,000
FY-17
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2017.07.25	2017.07.25
Borrowings, maturity	2027.07.25	2027.07.25
Borrowings, interest rate	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%
Notional amount	₩ 441,000	₩ 386,820	$ 300,000					$ 300,000
FY-17
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2017.10.30	2017.10.30
Borrowings, maturity	2037.10.30	2037.10.30
Borrowings, interest rate	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Notional amount	₩ 61,149	₩ 57,064		€ 40,000					€ 40,000
FY-17
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2017.11.16	2017.11.16
Borrowings, maturity	2037.11.16	2037.11.16
Borrowings, interest rate	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%
Notional amount	₩ 59,954	₩ 58,050			kr 450,000					kr 450,000
FY-18
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2018.03.13	2018.03.13
Borrowings, maturity	2028.03.13	2028.03.13
Borrowings, interest rate	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%
Notional amount	₩ 312,345	₩ 272,349				$ 1,650,000					$ 1,650,000
FY-19
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2019.07.19	2019.02.27
Borrowings, maturity	2027.07.19	2024.02.27
Borrowings, interest rate	0.05%	0.13%	0.05%	0.05%	0.05%	0.05%	0.05%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Notional amount	₩ 162,638	₩ 305,364					SFr 100,000					SFr 200,000
FY-19
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2019.12.19	2019.06.24
Borrowings, maturity	2037.12.31	2024.06.24
Borrowings, interest rate		2.50%						2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Notional amount	₩ 480,586	₩ 644,700	$ 326,929					$ 500,000
FY-19 | Minimum
Debt Instruments [Line Items]
Borrowings, interest rate	3.30%		3.30%	3.30%	3.30%	3.30%	3.30%
FY-19 | Maximum
Debt Instruments [Line Items]
Borrowings, interest rate	5.70%		5.70%	5.70%	5.70%	5.70%	5.70%
FY-19
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2019.07.19
Notional amount		₩ 458,046										SFr 300,000
FY-19 | Minimum
Debt Instruments [Line Items]
Borrowings, maturity		2024.07.19
Borrowings, interest rate		0.00%						0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
FY-19 | Maximum
Debt Instruments [Line Items]
Borrowings, maturity		2027.07.19
Borrowings, interest rate		0.05%						0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
FY-19
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2019.10.30
Borrowings, maturity		2024.10.30
Interest rate (%)		3M BBSW+0.97
Notional amount		₩ 264,024											$ 300,000
FY-19
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2019.12.19
Borrowings, maturity		2037.12.31
Notional amount		₩ 441,946						$ 342,753
FY-19 | Minimum
Debt Instruments [Line Items]
Borrowings, interest rate		3.30%						3.30%	3.30%	3.30%	3.30%	3.30%	3.30%
FY-19 | Maximum
Debt Instruments [Line Items]
Borrowings, interest rate		5.70%						5.70%	5.70%	5.70%	5.70%	5.70%	5.70%
FY-20
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2020.02.03	2020.02.03
Borrowings, maturity	2025.02.03	2025.02.03
Borrowings, interest rate	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%
Notional amount	₩ 441,000	₩ 386,820	$ 300,000					$ 300,000
FY-20
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2020.05.06	2020.05.06
Borrowings, maturity	2025.05.06	2025.05.06
Borrowings, interest rate	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Notional amount	₩ 735,000	₩ 644,700	$ 500,000					$ 500,000
FY-20
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2020.06.15	2020.06.15
Borrowings, maturity	2025.06.15	2025.06.15
Borrowings, interest rate	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Notional amount	₩ 735,000	₩ 644,700	$ 500,000					$ 500,000
FY-20
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2020.08.03	2020.08.03
Borrowings, maturity	2026.02.03	2026.02.03
Borrowings, interest rate	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Notional amount	₩ 441,000	₩ 386,820	$ 300,000					$ 300,000
FY-21
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2021.01.27	2021.01.27
Borrowings, maturity	2026.01.27	2026.01.27
Borrowings, interest rate	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Notional amount	₩ 661,500	₩ 580,230	$ 450,000					$ 450,000
FY-21
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2021.04.27	2021.04.27
Borrowings, maturity	2026.04.27	2026.04.27
Borrowings, interest rate	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Notional amount	₩ 735,000	₩ 644,700	$ 500,000					$ 500,000
FY-21
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2021.08.09	2021.08.09
Borrowings, maturity	2026.08.09	2026.08.09
Borrowings, interest rate	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Notional amount	₩ 441,000	₩ 386,820	$ 300,000					$ 300,000
FY-21
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2021.09.24	2021.09.24
Borrowings, maturity	2026.09.24	2026.09.24
Borrowings, interest rate	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Notional amount	₩ 441,000	₩ 386,820	$ 300,000					$ 300,000
FY-22
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2022.04.21	2022.04.21
Borrowings, maturity	2027.04.21	2027.04.21
Borrowings, interest rate	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%
Notional amount	₩ 441,000	₩ 386,820	$ 300,000					$ 300,000
FY-22
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2022.05.06	2022.05.06
Borrowings, maturity	2025.05.06	2025.05.06
Borrowings, interest rate	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%
Notional amount	₩ 735,000	₩ 644,700	$ 500,000					$ 500,000
FY-22
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2022.06.14	2022.06.14
Notional amount	₩ 1,176,000	₩ 1,031,520	$ 800,000					$ 800,000
FY-22 | Minimum
Debt Instruments [Line Items]
Borrowings, maturity	2025.06.14	2025.06.14
Borrowings, interest rate	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%
FY-22 | Maximum
Debt Instruments [Line Items]
Borrowings, maturity	2027.06.14	2027.06.14
Borrowings, interest rate	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
FY-22
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2022.06.28	2022.06.28
Borrowings, maturity	2025.06.28	2025.06.28
Borrowings, interest rate	4.13%	4.13%	4.13%	4.13%	4.13%	4.13%	4.13%	4.13%	4.13%	4.13%	4.13%	4.13%	4.13%
Notional amount	₩ 441,000	₩ 386,820	$ 300,000					$ 300,000
FY-22
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2022.07.27	2022.07.27
Borrowings, maturity	2027.07.27	2027.07.27
Borrowings, interest rate	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%
Notional amount	₩ 1,029,000	₩ 902,580	$ 700,000					$ 700,000
FY-22
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2022.10.06	2022.10.06
Notional amount	₩ 1,176,000	₩ 1,031,520	$ 800,000					$ 800,000
FY-22 | Minimum
Debt Instruments [Line Items]
Borrowings, maturity	2026.04.06	2026.04.06
Borrowings, interest rate	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
FY-22 | Maximum
Debt Instruments [Line Items]
Borrowings, maturity	2028.04.06	2028.04.06
Borrowings, interest rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
FY-22
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2022.10.06~2022.11.01	2022.10.06~2022.11.01
Borrowings, maturity	2032.10.06	2032.10.06
Borrowings, interest rate	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%
Notional amount	₩ 444,855	₩ 387,891				$ 2,350,000					$ 2,350,000
FY-23
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2023.06.07	2023.06.07
Borrowings, maturity	2030.06.07	2030.06.07
Borrowings, interest rate	4.51%	4.51%	4.51%	4.51%	4.51%	4.51%	4.51%	4.51%	4.51%	4.51%	4.51%	4.51%	4.51%
Notional amount	₩ 196,304	₩ 171,167				$ 1,037,000					$ 1,037,000
FY-23
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2023.07.12	2023.07.12
Borrowings, maturity	2028.07.12	2028.07.12
Borrowings, interest rate	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%
Notional amount	₩ 514,500	₩ 451,290	$ 350,000					$ 350,000
FY-23
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2023.07.18	2023.07.18
Borrowings, maturity	2028.07.18	2028.07.18
Borrowings, interest rate	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Notional amount	₩ 735,000	₩ 644,700	$ 500,000					$ 500,000
FY-23
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2023.07.31	2023.07.31
Borrowings, maturity	2026.07.31	2026.07.31
Borrowings, interest rate	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Notional amount	₩ 1,470,000	₩ 1,289,400	$ 1,000,000					$ 1,000,000
FY-23
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2023.09.21	2023.09.21
Borrowings, maturity	2026.09.21	2026.09.21
Borrowings, interest rate	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Notional amount	₩ 441,000	₩ 386,820	$ 300,000					$ 300,000
FY-24
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2024.01.31
Borrowings, maturity	2027.01.31
Borrowings, interest rate	4.88%		4.88%	4.88%	4.88%	4.88%	4.88%
Notional amount	₩ 1,764,000		$ 1,200,000
FY-24
Debt Instruments [Line Items]
Debt Instrument, Issuance Date	2024.07.29
Borrowings, maturity	2029.07.29
Borrowings, interest rate	4.63%		4.63%	4.63%	4.63%	4.63%	4.63%
Notional amount	₩ 735,000		$ 500,000